SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK LOANS [Abstract]
SHORT-TERM BANK LOANS
12	SHORT-TERM BANK LOANS

Balances comprised unsecured bank loans with three different banks located in Taiwan and Hong Kong.

Loan from a bank in Taiwan

The Group has entered into loan facility agreement with a bank in Taiwan during August 2010 and is available for the Group to draw on within a year. In January 2011, the Group has drawn down the full amount of loan of $6,000. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.2% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement, which adjusted to 1.1% higher than LIBOR in April 2012, and further adjusted to 1.6% higher than LIBOR in June 2012. Effective interest rate was 1.56% and 2.08% per annum as at December 31, 2011 and 2012. The loan is repayable on May 2, 2013.

Loan from bank A in Hong Kong

The Group has entered into loan facility agreement with a bank in Hong Kong during May 2011 and is available for the Group to draw on within a year. In May 2011, the Group has drawn down the full amount of loan of $6,000 in two tranches of $3,000 in each tranche. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.1% higher than the LIBOR at the dated of inception of loan facility agreement and adjusted to 1.9% higher than the LIBOR in November 2011. The loans have been roll-over in May, August and November 2012 with floating interest rate remains at 1.9% higher than LIBOR throughout 2012. Effective interest rate was 2.29% and 2.20% per annum as at December 31, 2011 and 2012. The first tranche and second tranche of the loan is repayable on February 12, 2013 and February 19, 2013, respectively as at year ended December 31, 2012.

Loan from bank B in Hong Kong

The Group has entered into loan facility agreement with a bank in Hong Kong during December 2012 and drawn down the full amount of loan of $8,500. This bank borrowing is denominated in US Dollars, which carries fixed interest rate at 1.84% at date of inception of loan facility agreement. The loan of $8,500 together with $1,500 US Dollars have been converted into Renminbi and placed as time deposit (note 13). The loan is repayable on December 31, 2013.

There were no restrictive financial covenants associated with these loans.